Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

NOTE X. SUBSEQUENT EVENTS

On February 1, 2022, the company announced that the Board of Directors approved a quarterly dividend of $1.64 per common share. The dividend is payable March 10, 2022 to shareholders of record on February 11, 2022.

On February 9, 2022, the company issued $2.3 billion of Euro fixed-rate notes in tranches with maturities ranging from 8 to 12 years and coupons ranging from 0.875 to 1.25 percent and $1.8 billion of U.S. dollar fixed-rate notes with maturities ranging from 5 to 30 years and coupons ranging from 2.20 to 3.43 percent.